Leasing Activity (Tables)	12 Months Ended
Dec. 31, 2025
Lessor Disclosure [Abstract]
Leasing Revenue
Table 7.1 presents the composition of our leasing revenue and Table 7.2 provides the components of our investment in lease financing. Noninterest income on leases, included in Table 7.1 is included in other noninterest income on our consolidated statement of income. Lease expense, included in other noninterest expense on our consolidated statement of income, was $606 million, $633 million, and $697 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Table 7.1: Leasing Revenue

	Year ended December 31,
(in millions)	2025	2024	2023
Interest income on lease financing	$947	904	740
Other lease revenue:
Lease financing	91	92	97
Operating leases	917	961	1,011
Other lease-related revenue (1)	62	178	129
Noninterest income on leases	1,070	1,231	1,237
Total leasing revenue	$2,017	2,135	1,977
(1)    Includes net gains or (losses) on disposition of assets leased under operating leases or lease financings.

Investment in Lease Financing
Table 7.2: Investment in Lease Financing (1)

(in millions)	Dec 31, 2025	Dec 31, 2024
Lease receivables	$14,719	15,290
Residual asset values	3,078	3,712
Unearned income	(2,254)	(2,589)
Lease financing	$15,543	16,413
(1)    In May 2025, the Company announced it entered into an agreement to sell the assets of its rail car leasing business and transferred lease financing balances to loans held for sale in other assets. This sale closed on January 1, 2026, which included $1.0 billion of finance leases.

Maturities of Lease Receivables
Table 7.3 presents future lease payments owed by our lessees.
Table 7.3: Maturities of Lease Receivables

	December 31, 2025
(in millions)	Direct financing and sales- type leases	Operating leases
2026	$4,426	93
2027	3,539	77
2028	2,526	57
2029	1,555	40
2030	979	29
Thereafter	1,694	42
Total lease receivables	$14,719	338

Lessee Disclosure [Abstract]
Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities
Table 7.4 presents balances for our operating leases.
Table 7.4: Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2025	Dec 31, 2024
ROU assets	$3,641	3,850
Lease liabilities	4,162	4,423

Lease Costs
Table 7.5 provides the composition of our lease costs, which are included in occupancy expense.
Table 7.5: Lease Costs

	Year ended December 31,
(in millions)	2025	2024	2023
Fixed lease expense – operating leases	$968	971	990
Variable lease expense	271	271	268
Other (1)	(61)	(43)	(52)
Total lease costs	$1,178	1,199	1,206
(1)Includes gains recognized from sale leaseback transactions and sublease rental income.

Lease Payments on Operating Leases
Table 7.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2025.
Table 7.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	Dec 31, 2025
2026	$898
2027	923
2028	781
2029	593
2030	447
Thereafter	1,105
Total lease payments	4,747
Less: imputed interest	585
Total operating lease liabilities	$4,162
Weighted average remaining lease term (in years)	6.4
Weighted average discount rate	3.8%